EXHIBIT 99.1

KPMG LLP

Suite 900

8350 Broad Street

McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

SBA Communications Corporation (the “Company”)

Barclays Capital Inc. (“Structuring Agent”)

Citigroup Global Markets Inc.

J.P. Morgan Securities LLC

(together, the Specified Parties):

Re: SBA Tower Trust - Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Official Securitization Report_v9.24.21_(Third Parties).xlsx” provided by the Structuring Agent on behalf of the Company on September 24, 2021, containing information on 9,913 wireless communications sites as of September 1, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering of SBA Tower Trust, Secured Tower Revenue Securities, Series 2021-2 and Series 2021-3. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if no differences were observed.

•	The term “Property Management Database Files” means the screenshots from the Company’s internal property management data system provided by the Company. We make no representation regarding the validity or accuracy of these documents.

•	The term “Proof-of-State Files” means the scanned easements and land leases provided by the Company. We make no representation regarding the validity or accuracy of these documents.

•	The term “Rating Information” means tenant rating information found in “Ratings” tab in the Data File. We make no representation regarding the validity or accuracy of this information.

•	The term “Provided Information” means the Property Management Database Files, Proof-of-State Files, and Rating Information.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

We were provided by the Structuring Agent a sample of 63 wireless communications sites (the “Selected Sites”). A listing of the Selected Sites is attached hereto as Exhibit A. The Structuring Agent did not inform us of the basis they used to determine the number of wireless communications sites that were selected for the sample. For each Selected Site, we compared the specified attributes listed below to or using the corresponding information included in the Provided Information. The Specified Parties indicated that the absence of any of the information in the Provided Information or the inability to agree the indicated information from the Data File to the Provided Information for each of the attributes identified constituted an exception.

Attribute	Provided Information
Basic Trade Area (“BTA”)	Property Management Database Files
Height AGL (“Height AGL”)	Property Management Database Files
Tower Type (“Struct Type”)	Property Management Database Files
Number of Towers on Site (“Num Structs”)	Property Management Database Files
Site State (“State”)	Proof-of-State Files
Lease Status (“Lease Status”)	Property Management Database Files
Common Carrier Name (“Common Carrier Name”)	Property Management Database Files
Technology Type (“Technology”)	Property Management Database Files
Investment Grade Tenant (Y/N) (“IG/NIG”)	Rating Information

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

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The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the wireless communications sites, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the wireless communications sites to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such wireless communications sites being securitized, (iii) the compliance of the originator of the wireless communications sites with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the wireless communications sites that would be material to the likelihood that the issuer of the issued securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

McLean, Virginia

September 29, 2021

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THE PAGE THAT FOLLOWS CONSTITUTE EXHIBIT A

#	Site	Tenant Lease
1	****321-A	****321-A-01
2	****231-A	****231-A-01
3	****329-T	****329-T-01
4	****835-A	****835-A-02
5	****989-A	****989-A-01
6	****137-S	****137-S-02
7	****582-A	****582-A-01
8	****965-B	****965-B-01
9	****801-B	****801-B-01
10	****929-A	****929-A-01
11	****887-A	****887-A-02
12	****535-A	****535-A-01
13	****136-B	****136-B-01
14	****782-A	****782-A-01
15	****711-A	****711-A-01
16	****044-A	****044-A-01
17	****650-A	****650-A-01
18	****801-S	****801-S-01
19	****039-A	****039-A-01
20	****414-T	****414-T-01
21	****448-T	****448-T-01
22	****062-A	****062-A-01
23	****453-T	****453-T-01
24	****196-A	****196-A-01
25	****115-A	****115-A-02
26	****818-A	****818-A-01
27	****002-A	****002-A-02
28	****149-A	****149-A-01
29	****902-A	****902-A-01
30	****331-A	****331-A-01
31	****015-T	****015-T-01
32	****116-A	****116-A-01
33	****922-A	****922-A-01
34	****135-A	****135-A-01
35	****316-A	****316-A-01
36	****603-A	****603-A-01
37	****763-S	****763-S-01
38	****049-T	****049-T-01
39	****230-A	****230-A-02
40	****638-T	****638-T-01
41	****019-T	****019-T-01
42	****533-T	****533-T-01
43	****207-A	****207-A-02
44	****450-T	****450-T-01
45	****155-A	****155-A-01
46	****707-T	****707-T-01
47	****462-T	****462-T-01
48	****917-T	****917-T-01
49	****748-A	****748-A-01

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#	Site	Tenant Lease
50	****935-A	****935-A-01
51	****552-A	****552-A-01
52	****145-A	****145-A-01
53	****723-A	****723-A-04
54	****873-T	****873-T-01
55	****178-S	****178-S-01
56	****364-T	****364-T-01
57	****617-A	****617-A-01
58	****272-A	****272-A-01
59	****392-A	****392-A-01
60	****750-A	****750-A-01
61	****924-A	****924-A-01
62	****179-A	****179-A-01
63	****790-A	****790-A-02

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